                                                                               .
                                                                               .
                                                                               .

                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number 811-21094
                                  ---------------------------------------------
                        TRANSAMERICA INDEX FUNDS, INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida                     33716
-------------------------------------------------------------------------------
   (Address of principal executive offices)                      (Zip code)


        John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (727) 299-1800
                                                    ---------------------------
Date of fiscal year end: December 31
                        -------------------
Date of reporting period: July 1, 2003 - June 30, 2004
                         --------------------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21094
Reporting Period: 07/01/2003 - 06/30/2004
Transamerica Index Funds, Inc.









======================== TRANSAMERICA INDEX FUNDS, INC. ========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TRANSAMERICA INDEX FUNDS, INC.
             ------------------------------------------------------------------
By (Signature and Title)* /S/ Brian C. Scott
                          -----------------------------------------------------
                              Brian C. Scott
                              President and Chief Executive Officer

Date: August 31, 2004
    --------------------------------------------------------------------------